Purchases and other expenses - Prepaid expenses - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Prepaid expenses in the opening balance	€ 540	€ 495	€ 392
Business related variations	71	35	87
Changes in the scope of consolidation		17	6
Translation adjustment	(17)	(18)	9
Reclassifications and other items		10	1
Reclassification to assets held for sale	0	0	0
Prepaid expenses in the closing balance	€ 594	€ 540	€ 495